Administrative, operations and project expenses (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about general and administration expense [Line Items]
Exploration costs	[1]	$ 763,562	$ 1,387,463	$ 1,342,952
Administrative expenses		2,151,599	1,653,858	1,764,524
Operations and project expenses		2,631,754	2,903,132	2,926,065
Administrative expenses [Member]
Disclosure of detailed information about general and administration expense [Line Items]
General expenses		1,140,975	911,645	723,341
Labor expenses		759,324	662,258	624,424
Taxes		48,753	39,117	362,963
Depreciation and amortization		202,547	40,838	53,796
Operations and project expenses [Member]
Disclosure of detailed information about general and administration expense [Line Items]
Exploration costs		763,452	1,387,379	1,341,940
Labor expenses		402,531	316,386	310,947
Taxes		483,330	433,506	324,223
Commissions, fees, freights and services		558,370	466,862	471,657
Fee for regulatory entities		94,785	98,794	63,470
Depreciation and amortization		75,484	44,318	95,516
Maintenance		56,333	50,846	122,273
Others		$ 197,469	$ 105,041	$ 196,039

[1]	Exploration expenses include the costs of geological and geophysical activities, as well as the non-productive exploratory wells.